Cover	6 Months Ended
Jan. 31, 2023
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Registrant Name	ONCOSEC MEDICAL INCORPORATED
Entity Central Index Key	0001444307
Entity Tax Identification Number	98-0573252
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	820 Bear Tavern Road
Entity Address, City or Town	Ewing
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08628
City Area Code	(855)
Local Phone Number	662-6732
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	President and Chief Executive Officer
Entity Address, Address Line Two	820 Bear Tavern Road
Entity Address, City or Town	Ewing
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08628
City Area Code	(855)
Local Phone Number	662-6732
Contact Personnel Name	Robert H. Arch